Description of Business and Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, allowance	$ 0.4	$ 0.5